Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Supplement [Text Block]	jpeft_SupplementTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Currency Hedged ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Currency Hedged ETF

JPMorgan Diversified Return International Equity ETF

(collectively, the "International Funds")

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

(collectively, the "U.S. Funds")

Supplement dated May 22, 2018

to the Summary Prospectuses and Prospectus, dated March 1, 2018, as supplemented

Effective June 15, 2018 for the International Funds (the "International Effective Date") and effective June 22, 2018 for the U.S. Funds (the "U.S. Effective Date"), the names of the underlying indexes for the funds listed above (each, a "Fund") will be changed as described below. In addition, except for the underlying indexes for JPMorgan Diversified Return Emerging Markets Equity ETF and JPMorgan Diversified Return U.S. Small Cap Equity ETF, each Fund's underlying index composition will be updated as described below. At that time the disclosure relating to each Fund's main investment strategies will also be revised.

JPMorgan Diversified Return Europe Currency Hedged ETF

On the International Effective Date, the name of the Fund's underlying index will change from "FTSE Developed Europe Diversified Factor 100% Hedged to USD Index" to "JP Morgan Diversified Factor Europe Currency Hedged (USD) Index." At that time, all references to the Fund's underlying index will be updated to reflect the new name.

On the International Effective Date, the first paragraph of "What are the Fund's main investment strategies?" in the Summary Prospectus and Prospectus and the "More About the Fund" section in the Prospectus will be deleted and replaced with the following:

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Europe Currency Hedged (USD) Index (the Underlying Index). The Underlying Index has been developed to represent European stock performance, with the foreign currency risk of the securities included in the Underlying Index hedged against the U.S. dollar on a monthly basis. The Underlying Index is comprised of equity securities across developed Europe selected to represent a diversified set of factor characteristics, as described below. The Fund's adviser is a sponsor of the Underlying Index and developed the proprietary factors on which the Underlying Index is based. FTSE Russell, the Benchmark Administrator, administers, calculates and governs the Underlying Index. Holdings in the Underlying Index are selected primarily from the constituents of the FTSE Developed Europe Index, a broader FTSE index, which is comprised of large- and mid-cap equity securities in developed European markets. Through diversification, the Underlying Index is designed to more evenly distribute risk across sectors and individual securities. In the Underlying Index, weightings to sectors are adjusted based on their historical volatility to attempt to balance risk across sectors in the overall portfolio. The Underlying Index is diversified across the following sectors: basic materials, consumer goods, consumer services, financials, health care, industrials, oil & gas, technology, telecommunications and utilities. The rules based proprietary multi-factor selection process utilizes the following characteristics: value, momentum, and quality. The Underlying Index is designed so that each of the individual characteristics is given equal input in security selection. Over time, the factors will have varying degrees of influence on the performance of the Underlying Index. As of January 31, 2018 (prior to the updates), the market capitalizations of the companies in the Underlying Index ranged from $1.7 billion to $268.0 billion. The Fund principally invests in the JPMorgan Diversified Return Europe Equity ETF (the Underlying Fund) and forward foreign currency contracts. The equity positions in both the Underlying Index and the Underlying Fund are rebalanced quarterly.

JPMorgan Diversified Return Europe Equity ETF

On the Effective Date, the name of the Fund's underlying index will change from "FTSE Developed Europe Diversified Factor Index" to "JP Morgan Diversified Factor Europe Equity Index." At that time, all references to the Fund's underlying index will be updated to reflect the new name.

On the Effective Date, the first paragraph of "What are the Fund's main investment strategies?" in the Summary Prospectus and Prospectus and the Fund's disclosure in the "More About the Fund" section in the Prospectus will be deleted and replaced with the following:

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Europe Equity Index (the Underlying Index). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. "Assets" means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of equity securities across developed Europe selected to represent a diversified set of factor characteristics, as described below. The Fund's adviser is a sponsor of the Underlying Index and developed the proprietary factors on which the Underlying Index is based. FTSE Russell, the Benchmark Administrator, administers, calculates and governs the Underlying Index. Holdings in the Underlying Index are selected from the constituents of the FTSE Developed Europe Index, a broader FTSE index, which is comprised of large- and mid-cap equity securities in developed European markets. Through diversification, the Underlying Index is designed to more evenly distribute risk across sectors and individual securities. In the Underlying Index, weightings to sectors are adjusted based on their historical volatility to attempt to balance risk across sectors in the overall portfolio. The Underlying Index is diversified across the following sectors: basic materials, consumer goods, consumer services, financials, health care, industrials, oil & gas, technology, telecommunications and utilities. The rules based proprietary multi-factor selection process utilizes the following characteristics: value, momentum, and quality. The Underlying Index is designed so that each of the individual characteristics is given equal input in security selection. Over time, the factors will have varying degrees of influence on the performance of the Underlying Index. The Fund's securities are large- and mid-cap equity securities of companies from developed European countries, including common stock and preferred stock. As of January 31, 2018 (prior to the updates), the market capitalizations of the companies in the Underlying Index ranged from $1.7 billion to $268.0 billion. For purposes of investing at least 80% of its Assets in securities included in the Underlying Index, the Fund may invest in depositary receipts representing securities included in the Underlying Index.

JPMorgan Diversified Return Global Equity ETF

On the International Effective Date, the name of the Fund's underlying index will change from "FTSE Developed Diversified Factor Index" to "JP Morgan Diversified Factor Global Developed Equity Index." At that time, all references to the Fund's underlying index will be updated to reflect the new name.

On the International Effective Date, the first paragraph of "What are the Fund's main investment strategies?" in the Summary Prospectus and Prospectus and the Fund's disclosure in the "More About the Fund" section in the Prospectus will be deleted and replaced with the following:

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Global Developed Equity Index (the Underlying Index). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. "Assets" means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of equity securities across developed global markets selected to represent a diversified set of factor characteristics, as described below. The Fund's adviser is a sponsor of the Underlying Index and developed the proprietary factors on which the Underlying Index is based. FTSE Russell, the Benchmark Administrator, administers, calculates and governs the Underlying Index. Holdings in the Underlying Index are selected primarily from the constituents of the FTSE Developed Index, a broader FTSE index, which is comprised of large- and mid-cap equity securities in developed markets. Through diversification, the Underlying Index is designed to more evenly distribute risk across regions, sectors and individual securities. In the Underlying Index, weightings to regions and sectors are adjusted based on their historical volatility to attempt to balance risk across regions and sectors in the overall portfolio. The Underlying Index is diversified across certain countries in the following regions: Europe, Japan, Pacific ex Japan and North America, and across the following sectors: basic materials, consumer goods, consumer services, financials, health care, industrials, oil & gas, technology, telecommunications and utilities. The rules based proprietary multi-factor selection process utilizes the following characteristics: value, price momentum and quality. The Underlying Index is designed so that each of the individual characteristics is given equal input in security selection. Over time, the factors will have varying degrees of influence on the performance of the Underlying Index. The Fund's securities are large- and mid-cap equity securities of companies from developed countries, including common stock and preferred stock. As of January 31, 2018 (prior to the updates), the market capitalizations of the companies in the Underlying Index ranged from $609.5 million to $372.1 billion. For purposes of investing at least 80% of its Assets in securities included in the Underlying Index, the Fund may invest in depositary receipts representing securities included in the Underlying Index.

JPMorgan Diversified Return International Currency Hedged ETF

On the International Effective Date, the name of the Fund's underlying index will change from "FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index" to "JP Morgan Diversified Factor International Currency Hedged (USD) Index." At that time, all references to the Fund's underlying index will be updated to reflect the new name.

On the International Effective Date, the first paragraph of "What are the Fund's main investment strategies?" in the Summary Prospectus and Prospectus and the Fund's disclosure in the "More About the Fund" section in the Prospectus will be deleted and replaced with the following:

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Currency Hedged (USD) Index (the Underlying Index). The Underlying Index has been developed to represent international stock performance with the foreign currency risk of the securities included in the Underlying Index hedged against the U.S. dollar on a monthly basis. The Underlying Index is comprised of equity securities across developed global markets (excluding North America) selected to represent a diversified set of factor characteristics, as described below. The Fund's adviser is a sponsor of the Underlying Index and developed the proprietary factors on which the Underlying Index is based. FTSE Russell, the Benchmark Administrator, administers, calculates and governs the Underlying Index. Holdings in the Underlying Index are selected primarily from the constituents of the FTSE Developed ex North America Index, a broader FTSE index, which is comprised of large- and mid-cap equity securities in developed markets outside of North America. Through diversification, the Underlying Index is designed to more evenly distribute risk across regions, sectors and individual securities. In the Underlying Index, weightings to regions and sectors are adjusted based on their historical volatility to attempt to balance risk across regions and sectors with respect to the overall portfolio. The Underlying Index is diversified across certain countries in the following countries and/or regions: United Kingdom, Europe ex United Kingdom, Japan, Pacific ex Japan, and across the following sectors: basic materials, consumer goods, consumer services, financials, health care, industrials, oil & gas, technology, telecommunications and utilities. The rules based proprietary multi-factor selection process utilizes the following characteristics: value, momentum, and quality. The Underlying Index is designed so that each of the individual characteristics is given equal input in security selection. Over time, the factors will have varying degrees of influence on the performance of the Underlying Index. As of January 31, 2018 (prior to the updates), the market capitalizations of the companies in the Underlying Index ranged from $574.5 million to $220.7 billion. The Fund principally invests in the JPMorgan Diversified Return International Equity ETF (the Underlying Fund) and forward foreign currency contracts. The equity positions in both the Underlying Index and the Underlying Fund are rebalanced quarterly.

JPMorgan Diversified Return International Equity ETF

On the International Effective Date, the name of the Fund's underlying index will change from "FTSE Developed ex North America Diversified Factor Index" to "JP Morgan Diversified Factor International Equity Index." At that time, all references to the Fund's underlying index will be updated to reflect the new name.

On the International Effective Date, the first paragraph of "What are the Fund's main investment strategies?" in the Summary Prospectus and Prospectus and the Fund's disclosure in the "More About the Fund" section in the Prospectus will be deleted and replaced with the following:

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Equity Index (the Underlying Index). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. "Assets" means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of equity securities across developed global markets (excluding North America) selected to represent a diversified set of factor characteristics, as described below. The Fund's adviser is a sponsor of the Underlying Index and developed the proprietary factors on which the Underlying Index is based. FTSE Russell, the Benchmark Administrator, administers, calculates and governs the Underlying Index. Holdings in the Underlying Index are selected primarily from the constituents of the FTSE Developed ex North America Index, a broader FTSE index, which is comprised of large- and mid-cap equity securities in developed markets outside of North America. Through diversification, the Underlying Index is designed to more evenly distribute risk across regions, sectors and individual securities. In the Underlying Index, weightings to regions and sectors are adjusted based on their historical volatility to attempt to balance risk across regions and sectors in the overall portfolio. The Underlying Index is diversified across certain countries in the following countries and/or regions: United Kingdom, Europe ex United Kingdom, Japan, Pacific ex Japan, and across the following sectors: basic materials, consumer services, consumer goods, financials, health care, industrials, oil & gas, technology, telecommunications and utilities. The rules based proprietary multi-factor selection process utilizes the following characteristics: value, price momentum and quality. The Underlying Index is designed so that each of the individual characteristics is given equal input in security selection. Over time, the factors will have varying degrees of influence on the performance of the Underlying Index. The Fund's securities are large- and mid-cap equity securities of companies from developed countries, including common stock and preferred stock. As of January 31, 2018 (prior to the updates), the market capitalizations of the companies in the Underlying Index ranged from $574.5 million to $220.7 billion. For purposes of investing at least 80% of its Assets in securities included in the Underlying Index, the Fund may invest in depositary receipts representing securities included in the Underlying Index.

JPMorgan Diversified Return U.S. Equity ETF

On the U.S. Effective Date, the name of the Fund's underlying index will change from "Russell 1000 Diversified Factor Index" to "JP Morgan Diversified Factor US Equity Index." At that time, all references to the Fund's underlying index will be updated to reflect the new name.

On the U.S. Effective Date, the first paragraph of "What are the Fund's main investment strategies?" in the Summary Prospectus and Prospectus and the Fund's disclosure in the "More About the Fund" section in the Prospectus will be deleted and replaced with the following:

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Equity Index (the Underlying Index). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. "Assets" means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of U.S. equity securities selected to represent a diversified set of factor characteristics, as described below. The Fund's adviser is a sponsor of the Underlying Index and developed the proprietary factors on which the Underlying Index is based. FTSE Russell, the Benchmark Administrator, administers, calculates and governs the Underlying Index. Holdings in the Underlying Index are selected primarily from the constituents of the Russell 1000 Index, a broader Russell index, which is comprised of large- and mid-cap equity securities in the United States. Through diversification, the Underlying Index is designed to more evenly distribute risk across sectors and individual securities. In the Underlying Index, weightings to sectors are adjusted based on their historical volatility to attempt to balance risk across sectors in the overall portfolio. The Underlying Index is diversified across the following sectors: basic materials, consumer services, consumer goods, financials, health care, industrials, oil & gas, technology, telecommunications and utilities. The rules based proprietary multi-factor selection process utilizes the following characteristics: value, momentum, and quality. The Underlying Index is designed so that each of the individual characteristics is given equal input in security selection. Over time, the factors will have varying degrees of influence on the performance of the Underlying Index. The Fund's securities are large- and mid-cap equity securities of U.S. companies, including common stock, preferred stock and real estate investment trusts (REITs). As of January 31, 2018 (prior to the updates), the market capitalizations of the companies in the Underlying Index ranged from $239.0 million to $859.0 billion.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

On the U.S. Effective Date, the name of the Fund's underlying index will change from "Russell Midcap Diversified Factor Index" to "JP Morgan Diversified Factor US Mid Cap Equity Index." At that time, all references to the Fund's underlying index will be updated to reflect the new name.

On the U.S. Effective Date, the first paragraph of "What are the Fund's main investment strategies?" in the Summary Prospectus and Prospectus and the Fund's disclosure in the "More About the Fund" section in the Prospectus will be deleted and replaced with the following:

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Mid Cap Equity Index (the Underlying Index). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. "Assets" means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of U.S. equity securities selected to represent a diversified set of factor characteristics, as described below. The Fund's adviser is a sponsor of the Underlying Index and developed the proprietary factors on which the Underlying Index is based. FTSE Russell, the Benchmark Administrator, administers, calculates and governs the Underlying Index. Holdings in the Underlying Index are selected primarily from the constituents of the Russell Midcap Index, a broader Russell index, which is comprised of mid-cap equity securities in the United States. Through diversification, the Underlying Index is designed to more evenly distribute risk across sectors and individual securities. In the Underlying Index, weightings to sectors are adjusted based on their historical volatility to attempt to balance risk across sectors in the overall portfolio. The Underlying Index is diversified across the following sectors: basic materials, consumer services, consumer goods, financials, health care, industrials, oil & gas, technology, telecommunications and utilities. The rules based proprietary multi-factor selection process utilizes the following characteristics: value, momentum, and quality. The Underlying Index is designed so that each of the individual characteristics is given equal input in security selection. Over time, the factors will have varying degrees of influence on the performance of the Underlying Index. The Fund's securities are mid-cap equity securities of U.S. companies, including common stock, preferred stock and real estate investment trusts (REITs). As of January 31, 2018 (prior to the updates), the market capitalizations of the companies in the Underlying Index ranged from $239.0 million to $859.0 billion.

All Funds except JPMorgan Diversified Return Emerging Markets Equity ETF and JPMorgan Diversified Return U.S. Small Cap Equity ETF

As of the International Effective Date or U.S. Effective Date, as applicable, the "Underlying Index Characteristics" in each Fund's "What are the Fund's main investment strategies?" in the Summary Prospectus and Prospectus and each Fund's disclosure in the "More About the Fund" section in the Prospectus will be deleted and replaced with the following:

UNDERLYING INDEX CHARACTERISTICS
Value — Targets equity securities with attractive prices relative to their region and/or sector peers (as applicable) based on fundamental characteristics of book yield, earnings yield, dividend yield and cash flow yield.
Momentum — A tendency that stocks that are rising in price tend to continue to rise, while those that are falling tend to continue to fall. Targets equity securities which have higher risk-adjusted returns relative to those of their region and/or sector peers (as applicable) over a twelve month period. The twelve month returns are divided by the twelve month volatility of the returns to get the risk-adjusted returns.
Quality — Targets equity securities with higher quality characteristics relative to their region and/or sector peers (as applicable) as measured by profitability, earnings quality and solvency/financial risk.

As of the International Effective Date or U.S. Effective Date, as applicable, and consistent with the changes to the Underlying Index Characteristics, the third criteria in the "INDEX CONSTRUCTION" section for each Fund will be deleted and replaced with the following:

To provide diversification, securities are selected using the following factors: value, momentum and quality, as described in the Fund's Risk/Return Summary

JPMorgan Diversified Return Emerging Markets Equity ETF and JPMorgan Diversified Return U.S. Small Cap Equity ETF

As of the International Effective Date, the underlying index for the JPMorgan Diversified Return Emerging Markets Equity ETF will be changed from "FTSE Emerging Diversified Factor Index" to "JP Morgan Diversified Factor Emerging Markets Equity Index."

As of the U.S. Effective Date, the underlying index for the JPMorgan Diversified Return U.S. Small Cap Equity ETF will be changed from "Russell 2000 Diversified Factor Index" to "JP Morgan Diversified Factor US Small Cap Equity Index."

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Diversified Return Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpeft_SupplementTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return Emerging Markets Equity ETF

(collectively, the "International Funds")

Supplement dated May 22, 2018

to the Summary Prospectuses and Prospectus, dated March 1, 2018, as supplemented

Effective June 15, 2018 for the International Funds (the "International Effective Date") and effective June 22, 2018 for the U.S. Funds (the "U.S. Effective Date"), the names of the underlying indexes for the funds listed above (each, a "Fund") will be changed as described below. In addition, except for the underlying indexes for JPMorgan Diversified Return Emerging Markets Equity ETF and JPMorgan Diversified Return U.S. Small Cap Equity ETF, each Fund's underlying index composition will be updated as described below. At that time the disclosure relating to each Fund's main investment strategies will also be revised.

JPMorgan Diversified Return Emerging Markets Equity ETF and JPMorgan Diversified Return U.S. Small Cap Equity ETF

As of the International Effective Date, the underlying index for the JPMorgan Diversified Return Emerging Markets Equity ETF will be changed from "FTSE Emerging Diversified Factor Index" to "JP Morgan Diversified Factor Emerging Markets Equity Index."

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Diversified Return Europe Currency Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpeft_SupplementTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return Europe Currency Hedged ETF

(collectively, the "International Funds")

Supplement dated May 22, 2018

to the Summary Prospectuses and Prospectus, dated March 1, 2018, as supplemented

Effective June 15, 2018 for the International Funds (the "International Effective Date") and effective June 22, 2018 for the U.S. Funds (the "U.S. Effective Date"), the names of the underlying indexes for the funds listed above (each, a "Fund") will be changed as described below. In addition, except for the underlying indexes for JPMorgan Diversified Return Emerging Markets Equity ETF and JPMorgan Diversified Return U.S. Small Cap Equity ETF, each Fund's underlying index composition will be updated as described below. At that time the disclosure relating to each Fund's main investment strategies will also be revised.

JPMorgan Diversified Return Europe Currency Hedged ETF

On the International Effective Date, the name of the Fund's underlying index will change from "FTSE Developed Europe Diversified Factor 100% Hedged to USD Index" to "JP Morgan Diversified Factor Europe Currency Hedged (USD) Index." At that time, all references to the Fund's underlying index will be updated to reflect the new name.

On the International Effective Date, the first paragraph of "What are the Fund's main investment strategies?" in the Summary Prospectus and Prospectus and the "More About the Fund" section in the Prospectus will be deleted and replaced with the following:

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Europe Currency Hedged (USD) Index (the Underlying Index). The Underlying Index has been developed to represent European stock performance, with the foreign currency risk of the securities included in the Underlying Index hedged against the U.S. dollar on a monthly basis. The Underlying Index is comprised of equity securities across developed Europe selected to represent a diversified set of factor characteristics, as described below. The Fund's adviser is a sponsor of the Underlying Index and developed the proprietary factors on which the Underlying Index is based. FTSE Russell, the Benchmark Administrator, administers, calculates and governs the Underlying Index. Holdings in the Underlying Index are selected primarily from the constituents of the FTSE Developed Europe Index, a broader FTSE index, which is comprised of large- and mid-cap equity securities in developed European markets. Through diversification, the Underlying Index is designed to more evenly distribute risk across sectors and individual securities. In the Underlying Index, weightings to sectors are adjusted based on their historical volatility to attempt to balance risk across sectors in the overall portfolio. The Underlying Index is diversified across the following sectors: basic materials, consumer goods, consumer services, financials, health care, industrials, oil & gas, technology, telecommunications and utilities. The rules based proprietary multi-factor selection process utilizes the following characteristics: value, momentum, and quality. The Underlying Index is designed so that each of the individual characteristics is given equal input in security selection. Over time, the factors will have varying degrees of influence on the performance of the Underlying Index. As of January 31, 2018 (prior to the updates), the market capitalizations of the companies in the Underlying Index ranged from $1.7 billion to $268.0 billion. The Fund principally invests in the JPMorgan Diversified Return Europe Equity ETF (the Underlying Fund) and forward foreign currency contracts. The equity positions in both the Underlying Index and the Underlying Fund are rebalanced quarterly.

All Funds except JPMorgan Diversified Return Emerging Markets Equity ETF and JPMorgan Diversified Return U.S. Small Cap Equity ETF

As of the International Effective Date or U.S. Effective Date, as applicable, the "Underlying Index Characteristics" in each Fund's "What are the Fund's main investment strategies?" in the Summary Prospectus and Prospectus and each Fund's disclosure in the "More About the Fund" section in the Prospectus will be deleted and replaced with the following:

UNDERLYING INDEX CHARACTERISTICS
Value — Targets equity securities with attractive prices relative to their region and/or sector peers (as applicable) based on fundamental characteristics of book yield, earnings yield, dividend yield and cash flow yield.
Momentum — A tendency that stocks that are rising in price tend to continue to rise, while those that are falling tend to continue to fall. Targets equity securities which have higher risk-adjusted returns relative to those of their region and/or sector peers (as applicable) over a twelve month period. The twelve month returns are divided by the twelve month volatility of the returns to get the risk-adjusted returns.
Quality — Targets equity securities with higher quality characteristics relative to their region and/or sector peers (as applicable) as measured by profitability, earnings quality and solvency/financial risk.

As of the International Effective Date or U.S. Effective Date, as applicable, and consistent with the changes to the Underlying Index Characteristics, the third criteria in the "INDEX CONSTRUCTION" section for each Fund will be deleted and replaced with the following:

To provide diversification, securities are selected using the following factors: value, momentum and quality, as described in the Fund's Risk/Return Summary

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Diversified Return Europe Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpeft_SupplementTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return Europe Equity ETF

(collectively, the "International Funds")

Supplement dated May 22, 2018

to the Summary Prospectuses and Prospectus, dated March 1, 2018, as supplemented

Effective June 15, 2018 for the International Funds (the "International Effective Date") and effective June 22, 2018 for the U.S. Funds (the "U.S. Effective Date"), the names of the underlying indexes for the funds listed above (each, a "Fund") will be changed as described below. In addition, except for the underlying indexes for JPMorgan Diversified Return Emerging Markets Equity ETF and JPMorgan Diversified Return U.S. Small Cap Equity ETF, each Fund's underlying index composition will be updated as described below. At that time the disclosure relating to each Fund's main investment strategies will also be revised.

JPMorgan Diversified Return Europe Equity ETF

On the Effective Date, the name of the Fund's underlying index will change from "FTSE Developed Europe Diversified Factor Index" to "JP Morgan Diversified Factor Europe Equity Index." At that time, all references to the Fund's underlying index will be updated to reflect the new name.

On the Effective Date, the first paragraph of "What are the Fund's main investment strategies?" in the Summary Prospectus and Prospectus and the Fund's disclosure in the "More About the Fund" section in the Prospectus will be deleted and replaced with the following:

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Europe Equity Index (the Underlying Index). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. "Assets" means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of equity securities across developed Europe selected to represent a diversified set of factor characteristics, as described below. The Fund's adviser is a sponsor of the Underlying Index and developed the proprietary factors on which the Underlying Index is based. FTSE Russell, the Benchmark Administrator, administers, calculates and governs the Underlying Index. Holdings in the Underlying Index are selected from the constituents of the FTSE Developed Europe Index, a broader FTSE index, which is comprised of large- and mid-cap equity securities in developed European markets. Through diversification, the Underlying Index is designed to more evenly distribute risk across sectors and individual securities. In the Underlying Index, weightings to sectors are adjusted based on their historical volatility to attempt to balance risk across sectors in the overall portfolio. The Underlying Index is diversified across the following sectors: basic materials, consumer goods, consumer services, financials, health care, industrials, oil & gas, technology, telecommunications and utilities. The rules based proprietary multi-factor selection process utilizes the following characteristics: value, momentum, and quality. The Underlying Index is designed so that each of the individual characteristics is given equal input in security selection. Over time, the factors will have varying degrees of influence on the performance of the Underlying Index. The Fund's securities are large- and mid-cap equity securities of companies from developed European countries, including common stock and preferred stock. As of January 31, 2018 (prior to the updates), the market capitalizations of the companies in the Underlying Index ranged from $1.7 billion to $268.0 billion. For purposes of investing at least 80% of its Assets in securities included in the Underlying Index, the Fund may invest in depositary receipts representing securities included in the Underlying Index.

All Funds except JPMorgan Diversified Return Emerging Markets Equity ETF and JPMorgan Diversified Return U.S. Small Cap Equity ETF

As of the International Effective Date or U.S. Effective Date, as applicable, the "Underlying Index Characteristics" in each Fund's "What are the Fund's main investment strategies?" in the Summary Prospectus and Prospectus and each Fund's disclosure in the "More About the Fund" section in the Prospectus will be deleted and replaced with the following:

UNDERLYING INDEX CHARACTERISTICS
Value — Targets equity securities with attractive prices relative to their region and/or sector peers (as applicable) based on fundamental characteristics of book yield, earnings yield, dividend yield and cash flow yield.
Momentum — A tendency that stocks that are rising in price tend to continue to rise, while those that are falling tend to continue to fall. Targets equity securities which have higher risk-adjusted returns relative to those of their region and/or sector peers (as applicable) over a twelve month period. The twelve month returns are divided by the twelve month volatility of the returns to get the risk-adjusted returns.
Quality — Targets equity securities with higher quality characteristics relative to their region and/or sector peers (as applicable) as measured by profitability, earnings quality and solvency/financial risk.

As of the International Effective Date or U.S. Effective Date, as applicable, and consistent with the changes to the Underlying Index Characteristics, the third criteria in the "INDEX CONSTRUCTION" section for each Fund will be deleted and replaced with the following:

To provide diversification, securities are selected using the following factors: value, momentum and quality, as described in the Fund's Risk/Return Summary

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Diversified Return Global Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpeft_SupplementTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return Global Equity ETF

(collectively, the "International Funds")

Supplement dated May 22, 2018

to the Summary Prospectuses and Prospectus, dated March 1, 2018, as supplemented

Effective June 15, 2018 for the International Funds (the "International Effective Date") and effective June 22, 2018 for the U.S. Funds (the "U.S. Effective Date"), the names of the underlying indexes for the funds listed above (each, a "Fund") will be changed as described below. In addition, except for the underlying indexes for JPMorgan Diversified Return Emerging Markets Equity ETF and JPMorgan Diversified Return U.S. Small Cap Equity ETF, each Fund's underlying index composition will be updated as described below. At that time the disclosure relating to each Fund's main investment strategies will also be revised.

JPMorgan Diversified Return Global Equity ETF

On the International Effective Date, the name of the Fund's underlying index will change from "FTSE Developed Diversified Factor Index" to "JP Morgan Diversified Factor Global Developed Equity Index." At that time, all references to the Fund's underlying index will be updated to reflect the new name.

On the International Effective Date, the first paragraph of "What are the Fund's main investment strategies?" in the Summary Prospectus and Prospectus and the Fund's disclosure in the "More About the Fund" section in the Prospectus will be deleted and replaced with the following:

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Global Developed Equity Index (the Underlying Index). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. "Assets" means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of equity securities across developed global markets selected to represent a diversified set of factor characteristics, as described below. The Fund's adviser is a sponsor of the Underlying Index and developed the proprietary factors on which the Underlying Index is based. FTSE Russell, the Benchmark Administrator, administers, calculates and governs the Underlying Index. Holdings in the Underlying Index are selected primarily from the constituents of the FTSE Developed Index, a broader FTSE index, which is comprised of large- and mid-cap equity securities in developed markets. Through diversification, the Underlying Index is designed to more evenly distribute risk across regions, sectors and individual securities. In the Underlying Index, weightings to regions and sectors are adjusted based on their historical volatility to attempt to balance risk across regions and sectors in the overall portfolio. The Underlying Index is diversified across certain countries in the following regions: Europe, Japan, Pacific ex Japan and North America, and across the following sectors: basic materials, consumer goods, consumer services, financials, health care, industrials, oil & gas, technology, telecommunications and utilities. The rules based proprietary multi-factor selection process utilizes the following characteristics: value, price momentum and quality. The Underlying Index is designed so that each of the individual characteristics is given equal input in security selection. Over time, the factors will have varying degrees of influence on the performance of the Underlying Index. The Fund's securities are large- and mid-cap equity securities of companies from developed countries, including common stock and preferred stock. As of January 31, 2018 (prior to the updates), the market capitalizations of the companies in the Underlying Index ranged from $609.5 million to $372.1 billion. For purposes of investing at least 80% of its Assets in securities included in the Underlying Index, the Fund may invest in depositary receipts representing securities included in the Underlying Index.

All Funds except JPMorgan Diversified Return Emerging Markets Equity ETF and JPMorgan Diversified Return U.S. Small Cap Equity ETF

As of the International Effective Date or U.S. Effective Date, as applicable, the "Underlying Index Characteristics" in each Fund's "What are the Fund's main investment strategies?" in the Summary Prospectus and Prospectus and each Fund's disclosure in the "More About the Fund" section in the Prospectus will be deleted and replaced with the following:

UNDERLYING INDEX CHARACTERISTICS
Value — Targets equity securities with attractive prices relative to their region and/or sector peers (as applicable) based on fundamental characteristics of book yield, earnings yield, dividend yield and cash flow yield.
Momentum — A tendency that stocks that are rising in price tend to continue to rise, while those that are falling tend to continue to fall. Targets equity securities which have higher risk-adjusted returns relative to those of their region and/or sector peers (as applicable) over a twelve month period. The twelve month returns are divided by the twelve month volatility of the returns to get the risk-adjusted returns.
Quality — Targets equity securities with higher quality characteristics relative to their region and/or sector peers (as applicable) as measured by profitability, earnings quality and solvency/financial risk.

As of the International Effective Date or U.S. Effective Date, as applicable, and consistent with the changes to the Underlying Index Characteristics, the third criteria in the "INDEX CONSTRUCTION" section for each Fund will be deleted and replaced with the following:

To provide diversification, securities are selected using the following factors: value, momentum and quality, as described in the Fund's Risk/Return Summary

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Diversified Return International Currency Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpeft_SupplementTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return International Currency Hedged ETF

(collectively, the "International Funds")

Supplement dated May 22, 2018

to the Summary Prospectuses and Prospectus, dated March 1, 2018, as supplemented

Effective June 15, 2018 for the International Funds (the "International Effective Date") and effective June 22, 2018 for the U.S. Funds (the "U.S. Effective Date"), the names of the underlying indexes for the funds listed above (each, a "Fund") will be changed as described below. In addition, except for the underlying indexes for JPMorgan Diversified Return Emerging Markets Equity ETF and JPMorgan Diversified Return U.S. Small Cap Equity ETF, each Fund's underlying index composition will be updated as described below. At that time the disclosure relating to each Fund's main investment strategies will also be revised.

JPMorgan Diversified Return International Currency Hedged ETF

On the International Effective Date, the name of the Fund's underlying index will change from "FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index" to "JP Morgan Diversified Factor International Currency Hedged (USD) Index." At that time, all references to the Fund's underlying index will be updated to reflect the new name.

On the International Effective Date, the first paragraph of "What are the Fund's main investment strategies?" in the Summary Prospectus and Prospectus and the Fund's disclosure in the "More About the Fund" section in the Prospectus will be deleted and replaced with the following:

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Currency Hedged (USD) Index (the Underlying Index). The Underlying Index has been developed to represent international stock performance with the foreign currency risk of the securities included in the Underlying Index hedged against the U.S. dollar on a monthly basis. The Underlying Index is comprised of equity securities across developed global markets (excluding North America) selected to represent a diversified set of factor characteristics, as described below. The Fund's adviser is a sponsor of the Underlying Index and developed the proprietary factors on which the Underlying Index is based. FTSE Russell, the Benchmark Administrator, administers, calculates and governs the Underlying Index. Holdings in the Underlying Index are selected primarily from the constituents of the FTSE Developed ex North America Index, a broader FTSE index, which is comprised of large- and mid-cap equity securities in developed markets outside of North America. Through diversification, the Underlying Index is designed to more evenly distribute risk across regions, sectors and individual securities. In the Underlying Index, weightings to regions and sectors are adjusted based on their historical volatility to attempt to balance risk across regions and sectors with respect to the overall portfolio. The Underlying Index is diversified across certain countries in the following countries and/or regions: United Kingdom, Europe ex United Kingdom, Japan, Pacific ex Japan, and across the following sectors: basic materials, consumer goods, consumer services, financials, health care, industrials, oil & gas, technology, telecommunications and utilities. The rules based proprietary multi-factor selection process utilizes the following characteristics: value, momentum, and quality. The Underlying Index is designed so that each of the individual characteristics is given equal input in security selection. Over time, the factors will have varying degrees of influence on the performance of the Underlying Index. As of January 31, 2018 (prior to the updates), the market capitalizations of the companies in the Underlying Index ranged from $574.5 million to $220.7 billion. The Fund principally invests in the JPMorgan Diversified Return International Equity ETF (the Underlying Fund) and forward foreign currency contracts. The equity positions in both the Underlying Index and the Underlying Fund are rebalanced quarterly.

All Funds except JPMorgan Diversified Return Emerging Markets Equity ETF and JPMorgan Diversified Return U.S. Small Cap Equity ETF

As of the International Effective Date or U.S. Effective Date, as applicable, the "Underlying Index Characteristics" in each Fund's "What are the Fund's main investment strategies?" in the Summary Prospectus and Prospectus and each Fund's disclosure in the "More About the Fund" section in the Prospectus will be deleted and replaced with the following:

UNDERLYING INDEX CHARACTERISTICS
Value — Targets equity securities with attractive prices relative to their region and/or sector peers (as applicable) based on fundamental characteristics of book yield, earnings yield, dividend yield and cash flow yield.
Momentum — A tendency that stocks that are rising in price tend to continue to rise, while those that are falling tend to continue to fall. Targets equity securities which have higher risk-adjusted returns relative to those of their region and/or sector peers (as applicable) over a twelve month period. The twelve month returns are divided by the twelve month volatility of the returns to get the risk-adjusted returns.
Quality — Targets equity securities with higher quality characteristics relative to their region and/or sector peers (as applicable) as measured by profitability, earnings quality and solvency/financial risk.

As of the International Effective Date or U.S. Effective Date, as applicable, and consistent with the changes to the Underlying Index Characteristics, the third criteria in the "INDEX CONSTRUCTION" section for each Fund will be deleted and replaced with the following:

To provide diversification, securities are selected using the following factors: value, momentum and quality, as described in the Fund's Risk/Return Summary

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Diversified Return International Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpeft_SupplementTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return International Equity ETF

(collectively, the "International Funds")

Supplement dated May 22, 2018

to the Summary Prospectuses and Prospectus, dated March 1, 2018, as supplemented

Effective June 15, 2018 for the International Funds (the "International Effective Date") and effective June 22, 2018 for the U.S. Funds (the "U.S. Effective Date"), the names of the underlying indexes for the funds listed above (each, a "Fund") will be changed as described below. In addition, except for the underlying indexes for JPMorgan Diversified Return Emerging Markets Equity ETF and JPMorgan Diversified Return U.S. Small Cap Equity ETF, each Fund's underlying index composition will be updated as described below. At that time the disclosure relating to each Fund's main investment strategies will also be revised.

JPMorgan Diversified Return International Equity ETF

On the International Effective Date, the name of the Fund's underlying index will change from "FTSE Developed ex North America Diversified Factor Index" to "JP Morgan Diversified Factor International Equity Index." At that time, all references to the Fund's underlying index will be updated to reflect the new name.

On the International Effective Date, the first paragraph of "What are the Fund's main investment strategies?" in the Summary Prospectus and Prospectus and the Fund's disclosure in the "More About the Fund" section in the Prospectus will be deleted and replaced with the following:

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Equity Index (the Underlying Index). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. "Assets" means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of equity securities across developed global markets (excluding North America) selected to represent a diversified set of factor characteristics, as described below. The Fund's adviser is a sponsor of the Underlying Index and developed the proprietary factors on which the Underlying Index is based. FTSE Russell, the Benchmark Administrator, administers, calculates and governs the Underlying Index. Holdings in the Underlying Index are selected primarily from the constituents of the FTSE Developed ex North America Index, a broader FTSE index, which is comprised of large- and mid-cap equity securities in developed markets outside of North America. Through diversification, the Underlying Index is designed to more evenly distribute risk across regions, sectors and individual securities. In the Underlying Index, weightings to regions and sectors are adjusted based on their historical volatility to attempt to balance risk across regions and sectors in the overall portfolio. The Underlying Index is diversified across certain countries in the following countries and/or regions: United Kingdom, Europe ex United Kingdom, Japan, Pacific ex Japan, and across the following sectors: basic materials, consumer services, consumer goods, financials, health care, industrials, oil & gas, technology, telecommunications and utilities. The rules based proprietary multi-factor selection process utilizes the following characteristics: value, price momentum and quality. The Underlying Index is designed so that each of the individual characteristics is given equal input in security selection. Over time, the factors will have varying degrees of influence on the performance of the Underlying Index. The Fund's securities are large- and mid-cap equity securities of companies from developed countries, including common stock and preferred stock. As of January 31, 2018 (prior to the updates), the market capitalizations of the companies in the Underlying Index ranged from $574.5 million to $220.7 billion. For purposes of investing at least 80% of its Assets in securities included in the Underlying Index, the Fund may invest in depositary receipts representing securities included in the Underlying Index.

All Funds except JPMorgan Diversified Return Emerging Markets Equity ETF and JPMorgan Diversified Return U.S. Small Cap Equity ETF

As of the International Effective Date or U.S. Effective Date, as applicable, the "Underlying Index Characteristics" in each Fund's "What are the Fund's main investment strategies?" in the Summary Prospectus and Prospectus and each Fund's disclosure in the "More About the Fund" section in the Prospectus will be deleted and replaced with the following:

UNDERLYING INDEX CHARACTERISTICS
Value — Targets equity securities with attractive prices relative to their region and/or sector peers (as applicable) based on fundamental characteristics of book yield, earnings yield, dividend yield and cash flow yield.
Momentum — A tendency that stocks that are rising in price tend to continue to rise, while those that are falling tend to continue to fall. Targets equity securities which have higher risk-adjusted returns relative to those of their region and/or sector peers (as applicable) over a twelve month period. The twelve month returns are divided by the twelve month volatility of the returns to get the risk-adjusted returns.
Quality — Targets equity securities with higher quality characteristics relative to their region and/or sector peers (as applicable) as measured by profitability, earnings quality and solvency/financial risk.

As of the International Effective Date or U.S. Effective Date, as applicable, and consistent with the changes to the Underlying Index Characteristics, the third criteria in the "INDEX CONSTRUCTION" section for each Fund will be deleted and replaced with the following:

To provide diversification, securities are selected using the following factors: value, momentum and quality, as described in the Fund's Risk/Return Summary

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Diversified Return U.S. Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpeft_SupplementTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return U.S. Equity ETF

(collectively, the "U.S. Funds")

Supplement dated May 22, 2018

to the Summary Prospectuses and Prospectus, dated March 1, 2018, as supplemented

Effective June 15, 2018 for the International Funds (the "International Effective Date") and effective June 22, 2018 for the U.S. Funds (the "U.S. Effective Date"), the names of the underlying indexes for the funds listed above (each, a "Fund") will be changed as described below. In addition, except for the underlying indexes for JPMorgan Diversified Return Emerging Markets Equity ETF and JPMorgan Diversified Return U.S. Small Cap Equity ETF, each Fund's underlying index composition will be updated as described below. At that time the disclosure relating to each Fund's main investment strategies will also be revised.

JPMorgan Diversified Return U.S. Equity ETF

On the U.S. Effective Date, the name of the Fund's underlying index will change from "Russell 1000 Diversified Factor Index" to "JP Morgan Diversified Factor US Equity Index." At that time, all references to the Fund's underlying index will be updated to reflect the new name.

On the U.S. Effective Date, the first paragraph of "What are the Fund's main investment strategies?" in the Summary Prospectus and Prospectus and the Fund's disclosure in the "More About the Fund" section in the Prospectus will be deleted and replaced with the following:

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Equity Index (the Underlying Index). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. "Assets" means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of U.S. equity securities selected to represent a diversified set of factor characteristics, as described below. The Fund's adviser is a sponsor of the Underlying Index and developed the proprietary factors on which the Underlying Index is based. FTSE Russell, the Benchmark Administrator, administers, calculates and governs the Underlying Index. Holdings in the Underlying Index are selected primarily from the constituents of the Russell 1000 Index, a broader Russell index, which is comprised of large- and mid-cap equity securities in the United States. Through diversification, the Underlying Index is designed to more evenly distribute risk across sectors and individual securities. In the Underlying Index, weightings to sectors are adjusted based on their historical volatility to attempt to balance risk across sectors in the overall portfolio. The Underlying Index is diversified across the following sectors: basic materials, consumer services, consumer goods, financials, health care, industrials, oil & gas, technology, telecommunications and utilities. The rules based proprietary multi-factor selection process utilizes the following characteristics: value, momentum, and quality. The Underlying Index is designed so that each of the individual characteristics is given equal input in security selection. Over time, the factors will have varying degrees of influence on the performance of the Underlying Index. The Fund's securities are large- and mid-cap equity securities of U.S. companies, including common stock, preferred stock and real estate investment trusts (REITs). As of January 31, 2018 (prior to the updates), the market capitalizations of the companies in the Underlying Index ranged from $239.0 million to $859.0 billion.

All Funds except JPMorgan Diversified Return Emerging Markets Equity ETF and JPMorgan Diversified Return U.S. Small Cap Equity ETF

As of the International Effective Date or U.S. Effective Date, as applicable, the "Underlying Index Characteristics" in each Fund's "What are the Fund's main investment strategies?" in the Summary Prospectus and Prospectus and each Fund's disclosure in the "More About the Fund" section in the Prospectus will be deleted and replaced with the following:

UNDERLYING INDEX CHARACTERISTICS
Value — Targets equity securities with attractive prices relative to their region and/or sector peers (as applicable) based on fundamental characteristics of book yield, earnings yield, dividend yield and cash flow yield.
Momentum — A tendency that stocks that are rising in price tend to continue to rise, while those that are falling tend to continue to fall. Targets equity securities which have higher risk-adjusted returns relative to those of their region and/or sector peers (as applicable) over a twelve month period. The twelve month returns are divided by the twelve month volatility of the returns to get the risk-adjusted returns.
Quality — Targets equity securities with higher quality characteristics relative to their region and/or sector peers (as applicable) as measured by profitability, earnings quality and solvency/financial risk.

As of the International Effective Date or U.S. Effective Date, as applicable, and consistent with the changes to the Underlying Index Characteristics, the third criteria in the "INDEX CONSTRUCTION" section for each Fund will be deleted and replaced with the following:

To provide diversification, securities are selected using the following factors: value, momentum and quality, as described in the Fund's Risk/Return Summary

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpeft_SupplementTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

(collectively, the "U.S. Funds")

Supplement dated May 22, 2018

to the Summary Prospectuses and Prospectus, dated March 1, 2018, as supplemented

Effective June 15, 2018 for the International Funds (the "International Effective Date") and effective June 22, 2018 for the U.S. Funds (the "U.S. Effective Date"), the names of the underlying indexes for the funds listed above (each, a "Fund") will be changed as described below. In addition, except for the underlying indexes for JPMorgan Diversified Return Emerging Markets Equity ETF and JPMorgan Diversified Return U.S. Small Cap Equity ETF, each Fund's underlying index composition will be updated as described below. At that time the disclosure relating to each Fund's main investment strategies will also be revised.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

On the U.S. Effective Date, the name of the Fund's underlying index will change from "Russell Midcap Diversified Factor Index" to "JP Morgan Diversified Factor US Mid Cap Equity Index." At that time, all references to the Fund's underlying index will be updated to reflect the new name.

On the U.S. Effective Date, the first paragraph of "What are the Fund's main investment strategies?" in the Summary Prospectus and Prospectus and the Fund's disclosure in the "More About the Fund" section in the Prospectus will be deleted and replaced with the following:

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Mid Cap Equity Index (the Underlying Index). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. "Assets" means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of U.S. equity securities selected to represent a diversified set of factor characteristics, as described below. The Fund's adviser is a sponsor of the Underlying Index and developed the proprietary factors on which the Underlying Index is based. FTSE Russell, the Benchmark Administrator, administers, calculates and governs the Underlying Index. Holdings in the Underlying Index are selected primarily from the constituents of the Russell Midcap Index, a broader Russell index, which is comprised of mid-cap equity securities in the United States. Through diversification, the Underlying Index is designed to more evenly distribute risk across sectors and individual securities. In the Underlying Index, weightings to sectors are adjusted based on their historical volatility to attempt to balance risk across sectors in the overall portfolio. The Underlying Index is diversified across the following sectors: basic materials, consumer services, consumer goods, financials, health care, industrials, oil & gas, technology, telecommunications and utilities. The rules based proprietary multi-factor selection process utilizes the following characteristics: value, momentum, and quality. The Underlying Index is designed so that each of the individual characteristics is given equal input in security selection. Over time, the factors will have varying degrees of influence on the performance of the Underlying Index. The Fund's securities are mid-cap equity securities of U.S. companies, including common stock, preferred stock and real estate investment trusts (REITs). As of January 31, 2018 (prior to the updates), the market capitalizations of the companies in the Underlying Index ranged from $239.0 million to $859.0 billion.

All Funds except JPMorgan Diversified Return Emerging Markets Equity ETF and JPMorgan Diversified Return U.S. Small Cap Equity ETF

As of the International Effective Date or U.S. Effective Date, as applicable, the "Underlying Index Characteristics" in each Fund's "What are the Fund's main investment strategies?" in the Summary Prospectus and Prospectus and each Fund's disclosure in the "More About the Fund" section in the Prospectus will be deleted and replaced with the following:

UNDERLYING INDEX CHARACTERISTICS
Value — Targets equity securities with attractive prices relative to their region and/or sector peers (as applicable) based on fundamental characteristics of book yield, earnings yield, dividend yield and cash flow yield.
Momentum — A tendency that stocks that are rising in price tend to continue to rise, while those that are falling tend to continue to fall. Targets equity securities which have higher risk-adjusted returns relative to those of their region and/or sector peers (as applicable) over a twelve month period. The twelve month returns are divided by the twelve month volatility of the returns to get the risk-adjusted returns.
Quality — Targets equity securities with higher quality characteristics relative to their region and/or sector peers (as applicable) as measured by profitability, earnings quality and solvency/financial risk.

As of the International Effective Date or U.S. Effective Date, as applicable, and consistent with the changes to the Underlying Index Characteristics, the third criteria in the "INDEX CONSTRUCTION" section for each Fund will be deleted and replaced with the following:

To provide diversification, securities are selected using the following factors: value, momentum and quality, as described in the Fund's Risk/Return Summary

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Diversified Return U.S. Small Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpeft_SupplementTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return U.S. Small Cap Equity ETF

(collectively, the "U.S. Funds")

Supplement dated May 22, 2018

to the Summary Prospectuses and Prospectus, dated March 1, 2018, as supplemented

Effective June 15, 2018 for the International Funds (the "International Effective Date") and effective June 22, 2018 for the U.S. Funds (the "U.S. Effective Date"), the names of the underlying indexes for the funds listed above (each, a "Fund") will be changed as described below. In addition, except for the underlying indexes for JPMorgan Diversified Return Emerging Markets Equity ETF and JPMorgan Diversified Return U.S. Small Cap Equity ETF, each Fund's underlying index composition will be updated as described below. At that time the disclosure relating to each Fund's main investment strategies will also be revised.

JPMorgan Diversified Return Emerging Markets Equity ETF and JPMorgan Diversified Return U.S. Small Cap Equity ETF

As of the U.S. Effective Date, the underlying index for the JPMorgan Diversified Return U.S. Small Cap Equity ETF will be changed from "Russell 2000 Diversified Factor Index" to "JP Morgan Diversified Factor US Small Cap Equity Index."

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE